Mineral Property Interests (Details) $ in Thousands	Dec. 31, 2019 CAD ($)
Mollecruz mining property
DisclosureOfMineralPropertyInterestsLineItems [Line Items]
Property payments	$ 1,600
Work expenditures	3,000
Mollecruz mining property | June 22, 2018
DisclosureOfMineralPropertyInterestsLineItems [Line Items]
Property payments	50
Work expenditures	0
Mollecruz mining property | June 22, 2019
DisclosureOfMineralPropertyInterestsLineItems [Line Items]
Property payments	50
Work expenditures	150
Mollecruz mining property | June 22, 2020
DisclosureOfMineralPropertyInterestsLineItems [Line Items]
Property payments	100
Work expenditures	150
Mollecruz mining property | June 22, 2021
DisclosureOfMineralPropertyInterestsLineItems [Line Items]
Property payments	200
Work expenditures	500
Mollecruz mining property | June 22, 2022
DisclosureOfMineralPropertyInterestsLineItems [Line Items]
Property payments	300
Work expenditures	700
Mollecruz mining property | June 22, 2023
DisclosureOfMineralPropertyInterestsLineItems [Line Items]
Property payments	900
Work expenditures	1,500
Aceros mining property
DisclosureOfMineralPropertyInterestsLineItems [Line Items]
Property payments	800
Work expenditures	5,150
Aceros mining property | December 13, 2018
DisclosureOfMineralPropertyInterestsLineItems [Line Items]
Property payments	140
Work expenditures	0
Aceros mining property | December 13, 2019
DisclosureOfMineralPropertyInterestsLineItems [Line Items]
Property payments	60
Work expenditures	150
Aceros mining property | December 13, 2020
DisclosureOfMineralPropertyInterestsLineItems [Line Items]
Property payments	250
Work expenditures	500
Aceros mining property | December 13, 2021
DisclosureOfMineralPropertyInterestsLineItems [Line Items]
Property payments	350
Work expenditures	1,500
Aceros mining property | December 13, 2022
DisclosureOfMineralPropertyInterestsLineItems [Line Items]
Property payments	0
Work expenditures	3,000
Huilacollo mining property
DisclosureOfMineralPropertyInterestsLineItems [Line Items]
Property payments	8,750
Work expenditures	7,000
Huilacollo mining property | May 11, 2016
DisclosureOfMineralPropertyInterestsLineItems [Line Items]
Property payments	250
Work expenditures	0
Huilacollo mining property | May 11, 2018
DisclosureOfMineralPropertyInterestsLineItems [Line Items]
Property payments	500
Work expenditures	2,000
Huilacollo mining property | May 11, 2019
DisclosureOfMineralPropertyInterestsLineItems [Line Items]
Property payments	0
Work expenditures	3,000
Huilacollo mining property | May 11, 2020
DisclosureOfMineralPropertyInterestsLineItems [Line Items]
Property payments	250
Work expenditures	0
Huilacollo mining property | May 11, 2021
DisclosureOfMineralPropertyInterestsLineItems [Line Items]
Property payments	250
Work expenditures	2,000
Huilacollo mining property | May 11, 2022
DisclosureOfMineralPropertyInterestsLineItems [Line Items]
Property payments	7,500
Work expenditures	$ 0